Financing Lease Obligations	6 Months Ended
Jun. 30, 2021
Financing Lease Obligations
Financing Lease Obligations

Note 7 – Financing Lease Obligations

Lease obligations at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30,	December 31,
	2021	2020

Lease obligations	$3,087,178	$2,352,878
Less current portion	(1,532,320)	(1,426,425)
Long-term portion	$1,554,858	$926,453

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020 (unaudited)

A roll-forward of lease obligations from December 31, 2020 to June 30, 2021 is below:

Lease obligations, December 31, 2020	$2,352,878
New lease obligations	3,049,261
Disposal of leased vehicles	(243,009)
Payments on lease obligations	(2,071,952)
Lease obligations, June 30, 2021	$3,087,178

Future payments under lease obligations are as follows:

Twelve Months Ending June 30,
2022	$1,663,320
2023	1,099,666
2024	540,146
Total payments	3,303,132
Amount representing interest	(215,954)
Lease obligation, net	$3,087,178